Taxes Payable and Amounts to be Refunded to Customers - Schedule of Taxes and Amounts to be Refunded to Customers (Details) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	May 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Taxes Payable and Amounts to be Refunded to Customers
Beginning Balance		R$ 1,518	R$ 3,304	R$ 3,023
ICMS to be refunded				341
Consumers refunds		(513)	(1,909)	(2,360)
Reversal of amounts to be refunded to consumers	R$ 411	(411)
Additional tax credits - Law 14.385/2022				1,419
Federal Revenue Inspection			(67)
Financial adjustments - Selic		65	190	881
Others Pasep And Cofins Taxes To Be Reimbursed To Customers		33
Ending balance		R$ 692	R$ 1,518	R$ 3,304